Inventories (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Inventories
Raw materials and merchandise	€ 3,501	€ 3,733
Work in progress	7,491	7,661
Total	€ 10,992	€ 11,394